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04.30 Fidelity Founders Fund AMCIZ PRO -04 | Fidelity Founders Fund
Fund Summary Fund/Class:<br/>Fidelity® Founders Fund/Fidelity Advisor® Founders Fund A, M, C, I, Z
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 27 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund AMCIZ PRO -04 - Fidelity Founders Fund	Fidelity Advisor Founders Fund: Class A		Fidelity Advisor Founders Fund: Class M		Fidelity Advisor Founders Fund: Class C		Fidelity Advisor Founders Fund: Class I	Fidelity Advisor Founders Fund: Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund AMCIZ PRO -04 - Fidelity Founders Fund		Fidelity Advisor Founders Fund: Class A	Fidelity Advisor Founders Fund: Class M	Fidelity Advisor Founders Fund: Class C	Fidelity Advisor Founders Fund: Class I	Fidelity Advisor Founders Fund: Class Z
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none	none
Other expenses		1.25%	1.09%	1.09%	1.08%	0.96%
Total annual operating expenses		2.05%	2.14%	2.64%	1.63%	1.51%
Fee waiver and/or expense reimbursement	[1]	0.80%	0.64%	0.64%	0.63%	0.66%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.25%	1.50%	2.00%	1.00%	0.85%
[1]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.25%, 1.50%, 2.00%, 1.00%, and 0.85% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, and Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2021. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund AMCIZ PRO -04 - Fidelity Founders Fund - USD ($)	Fidelity Advisor Founders Fund: Class A	Fidelity Advisor Founders Fund: Class M	Fidelity Advisor Founders Fund: Class C	Fidelity Advisor Founders Fund: Class I	Fidelity Advisor Founders Fund: Class Z
1 year	$ 695	$ 497	$ 303	$ 102	$ 87
3 years	1,082	916	738	431	390
5 years	1,521	1,382	1,323	806	739
10 years	$ 2,736	$ 2,670	$ 2,909	$ 1,861	$ 1,725

Hold Shares
Expense Example, No Redemption {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund AMCIZ PRO -04 - Fidelity Founders Fund - USD ($)	Fidelity Advisor Founders Fund: Class A	Fidelity Advisor Founders Fund: Class M	Fidelity Advisor Founders Fund: Class C	Fidelity Advisor Founders Fund: Class I	Fidelity Advisor Founders Fund: Class Z
1 Year	$ 695	$ 497	$ 203	$ 102	$ 87
3 Years	1,082	916	738	431	390
5 Years	1,521	1,382	1,323	806	739
10 Years	$ 2,736	$ 2,670	$ 2,909	$ 1,861	$ 1,725

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in equity securities of founder-involved companies. Founder-involved companies are those for which, at the time of the fund's initial purchase, a founder is a member of the senior management team or the company's board of directors. When evaluating companies, the Adviser also takes into consideration a founder’s personal or family share ownership in the company.
  Using quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk, along with fundamental analysis of factors such as each issuer's financial condition, its industry position, and market and economic conditions to select investments.
  Investing in either "growth" stocks or "value" stocks or both.
  Investing in securities of domestic and foreign issuers.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Founder-involved companies may have capital structures that give founders control over all or a substantial majority of the company’s voting stock and, as a result, give such founders the ability to control matters submitted to stockholders for approval, including the election, removal, and replacement of directors and any merger, consolidation, or sale of all or substantially all of the company’s assets.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Management Risk. The Adviser’s application of the founder-involved strategy may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
04.30 Fidelity Founders Fund AMCIZ PRO -04 | Fidelity Founders Fund | Fidelity Advisor Founders Fund: Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
04.30 Fidelity Founders Fund AMCIZ PRO -04 | Fidelity Founders Fund | Fidelity Advisor Founders Fund: Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
04.30 Fidelity Founders Fund AMCIZ PRO -04 | Fidelity Founders Fund | Fidelity Advisor Founders Fund: Class C
On Class C shares redeemed less than one year after purchase.